Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Product revenue	$ 2,956	$ 3,378	$ 8,793	$ 11,574	$ 15,226	$ 19,453
Costs of revenue	1,408	765	2,791	2,675	3,777	6,250
Gross profit	1,548	2,613	6,002	8,899	11,449	13,203
Operating expenses:
Research and development	1,433	1,582	3,790	4,743	6,345	6,387
General and administrative	1,092	1,912	3,288	4,834	6,292	6,436
Sales and marketing	1,579	2,326	5,005	7,514	10,347	12,421
Total operating expenses	4,104	5,820	12,083	17,091	22,984	25,244
Loss from operations	(2,556)	(3,207)	(6,081)	(8,192)	(11,535)	(12,041)
Other income (expenses):
Interest expense	(270)	(745)	(1,008)	(3,998)	(4,511)	(4,339)
Loss on extinguishment of debt		(417)		(661)	(661)	2,171
Change in fair value of derivative liabilities	756	(252)	2,938	(228)	2,476	(7,605)
Loss on extinguishment of derivative liabilities						(1,263)
Offering costs		(571)	(131)	(571)	(571)	(821)
Other income	1	5	(2)	11	39	(14)
Total other income (expense), net	487	(1,980)	1,797	(5,447)	(3,228)	(11,871)
Net loss before income taxes	(2,069)	(5,187)	(4,284)	(13,639)	(14,763)	(23,912)
Provision for income taxes
Net loss	(2,069)	(5,187)	(4,284)	(13,639)	(14,763)	(23,912)
Deemed dividend related to beneficial conversion feature and accretion of a discount on Series A Preferred Stock		(6,278)		(6,278)	(6,278)
Net loss attributable to common stockholders	$ (2,069)	$ (11,465)	$ (4,284)	$ (19,917)	$ (21,041)	$ (23,912)
Net loss per share
Basic and diluted	$ (0.68)	$ (5.97)	$ (1.47)	$ (15.21)	$ (13.63)	$ (66.05)
Weighted average common shares outstanding:
Basic and diluted	3,022,073	1,920,745	2,918,240	1,309,286	1,543,735	362,021